Derivatives and Hedging Activities	9 Months Ended
Sep. 30, 2012
Derivatives and Hedging Activities [Abstract]
Derivatives and Hedging Activities

Note 7 - Derivatives and Hedging Activities

Risk Management Objective of Using Derivatives

The Company may use derivative financial instruments, including interest rate swaps, caps, options, floors and other interest rate derivative contracts, to hedge all or a portion of the interest rate risk associated with its borrowings. The principal objective of such arrangements is to minimize the risks and/or costs associated with the Company's operating and financial structure as well as to hedge specific anticipated transactions. The Company does not intend to utilize derivatives for speculative or other purposes other than interest rate risk management. The use of derivative financial instruments carries certain risks, including the risk that the counterparties to these contractual arrangements are not able to perform under the agreements. To mitigate this risk, the Company only enters into derivative financial instruments with counterparties with high credit ratings and with major financial institutions with which the Company and its affiliates may also have other financial relationships. The Company does not anticipate that any of the counterparties will fail to meet their obligations.

Cash Flow Hedges of Interest Rate Risk

The Company's objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps and caps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of variable-rate amounts if interest rates rise above the cap strike rate on the contract.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During 2012, such derivatives were used to hedge the variable cash flows associated with forecasted variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the three and nine months ended September 30, 2012, the Company recorded no hedge ineffectiveness in earnings.

Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on the Company's variable-rate debt. During the next twelve months, the Company estimates that an additional $13,000 will be reclassified from other comprehensive income as an increase to interest expense.

As of September 30, 2012, the Company had the following outstanding interest rate derivative that was designated as cash flow hedge of interest rate risk (dollar amount in thousands).

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Cap	1	$50,000

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the balance sheet as of September 30, 2012. The Company had no derivatives as of December 31, 2011.

	Balance Sheet Location	September 30, 2012
Derivatives designated as hedging instruments:
Interest Rate Cap	Derivative, at fair value	$-

The table below details the location in the financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the three and nine ended September 30, 2012 (amounts in thousands). The Company had no active derivatives for the three and nine months ended September 30, 2011.

	Three Months Ended		Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$-	$-	$(13)	$-
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$-	$-	$-	$-
Amount of gain (loss) recognized in income on derivative instruments (ineffective portion and amounts excluded from effectiveness testing)	$-	$-	$-	$-